Derivative Instruments and Hedging Activities - Interest Rate Swap Agreements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Minimum
Derivative [Line Items]
Basis spread on variable rate (as a percent)	0.30%
Maximum
Derivative [Line Items]
Basis spread on variable rate (as a percent)	3.25%
U.S. Dollar-denominated interest rate swaps | LIBOR
Derivative [Line Items]
Principal Amount $	$ 106,250
Fair Value / Carrying Amount of Assets (Liability) $	$ (21,810)
Weighted- Average Remaining Term (years)	8 years
Fixed Interest Rate (%)	5.20%
U.S. Dollar-denominated interest rate swaps | LIBOR
Derivative [Line Items]
Principal Amount $	$ 10,711
Fair Value / Carrying Amount of Assets (Liability) $	$ (205)
Weighted- Average Remaining Term (years)	7 months 6 days
Fixed Interest Rate (%)	2.80%
U.S. Dollar-denominated interest rate swaps | LIBOR
Derivative [Line Items]
Principal Amount $	$ 145,821
Fair Value / Carrying Amount of Assets (Liability) $	$ (5,805)
Weighted- Average Remaining Term (years)	3 years 8 months 12 days
Fixed Interest Rate (%)	1.40%
U.S. Dollar-denominated interest rate swaps | LIBOR
Derivative [Line Items]
Principal Amount $	$ 298,071
Fair Value / Carrying Amount of Assets (Liability) $	$ (28,626)
Weighted- Average Remaining Term (years)	1 year 6 months
Fixed Interest Rate (%)	3.50%
U.S. Dollar-denominated interest rate swaps | LIBOR
Derivative [Line Items]
Principal Amount $	$ 160,313
Fair Value / Carrying Amount of Assets (Liability) $	$ (12,863)
Weighted- Average Remaining Term (years)	6 years
Fixed Interest Rate (%)	2.30%
Euro-denominated interest rate swaps | EURIBOR
Derivative [Line Items]
Principal Amount $	$ 70,708
Fair Value / Carrying Amount of Assets (Liability) $	$ (6,159)
Weighted- Average Remaining Term (years)	2 years 8 months 12 days
Fixed Interest Rate (%)	3.90%
Interest rate swap agreements
Derivative [Line Items]
Fair Value / Carrying Amount of Assets (Liability) $	$ (75,468)